Concentration and Risks - Schedule of Company’s Revenues (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Concentration Risk [Line Items]
Revenue for years ended		8.15%
Balance as of December 31		24.07%
Customer B [Member]
Concentration Risk [Line Items]
Revenue for years ended	16.25%	13.09%
Balance as of December 31	33.95%
Customer C [Member]
Concentration Risk [Line Items]
Revenue for years ended		10.09%
Balance as of December 31
Customer D [Member]
Concentration Risk [Line Items]
Revenue for years ended		9.41%
Balance as of December 31		16.85%
Customer E [Member]
Concentration Risk [Line Items]
Revenue for years ended		9.14%
Balance as of December 31		18.24%
Customer F [Member]
Concentration Risk [Line Items]
Revenue for years ended		8.55%
Balance as of December 31		17.94%
Customer G [Member]
Concentration Risk [Line Items]
Revenue for years ended		8.23%
Balance as of December 31		16.90%
Customer H [Member]
Concentration Risk [Line Items]
Revenue for years ended	18.09%
Balance as of December 31	9.13%
Customer I [Member]
Concentration Risk [Line Items]
Revenue for years ended	6.11%
Balance as of December 31	10.02%
Customer J [Member]
Concentration Risk [Line Items]
Revenue for years ended	10.96%
Balance as of December 31	18.31%
Customer K [Member]
Concentration Risk [Line Items]
Revenue for years ended	8.08%
Balance as of December 31	13.86%
Customer [Member]
Concentration Risk [Line Items]
Revenue for years ended	59.49%	66.66%
Balance as of December 31	85.27%	94.00%